Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial liabilities
Schedule of changes in financial instruments arising from financing activities

			Non-cash changes
	January 1, 2021	Cash flows	Accrued	Transaction	Foreign exchange	December 31, 2021
Type			interest	costs	movements

Subordinated Additional Tier I Capital Notes	—	13,930	—	—	425	14,355
Subordinated Additional Tier I Capital Notes	9,948	—	—	6	300	10,254
Tier II Subordinated Capital Notes	26,234	(1,586)	1,576	10	800	27,034
Balances at	36,182	12,344	1,576	16	1,525	51,643

			Non-cash changes
	January 1, 2022	Cash flows	Accrued	Transaction	Foreign exchange	December 31, 2022
Type			interest	costs	movements

Subordinated Additional Tier I Capital Notes	14,355	—	—	—	(699)	13,656
Subordinated Additional Tier I Capital Notes	10,254	(10,251)	—	—	(3)	—
Tier II Subordinated Capital Notes	27,034	(1,548)	1,550	11	(1,319)	25,728
Balances at	51,643	(11,799)	1,550	11	(2,021)	39,384

Subordinated liabilities
Financial liabilities
Schedule of financial liabilities

				12/31/2022
				Outstanding
				Issue Amount	Annual
Type	Currency of Issue	12/31/2021	12/31/2022	in Foreign Currency	Interest Rate (%)

Subordinated Additional Tier I Capital Notes - 2021	USD	14,355	13,656	700,000,000	4.63
Subordinated Additional Tier I Capital Notes - 2016	USD	10,254	—	—	—
Tier II Subordinated Capital Notes - 2018	USD	27,034	25,728	1,300,000,000	5.95
	Balance at year-end	51,643	39,384

Schedule of subordinated liabilities

	2021	2022
Beginning balance (million USD)	1,817	2,518
Issues	700	—
Redemptions	—	(500)
Transaction costs and accrued interest	1	1
Balance at year-end (million USD)	2,518	2,019
Exchange rate per one USD at December 31	20.5075	19.5089
Balance at year-end (million pesos)	51,643	39,384